Note 10 - Capital Structure and Financial Matters (Details Textual) kr / shares in Units, $ / shares in Units, kr in Thousands					1 Months Ended	6 Months Ended
	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 24, 2025 USD ($) $ / shares shares	Jan. 24, 2025 DKK (kr) shares	Jan. 17, 2025 DKK (kr)	Jan. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2025 DKK (kr) shares	Jan. 17, 2025 USD ($) $ / shares shares	Jan. 17, 2025 DKK (kr) shares	Jan. 16, 2025 $ / shares	Jan. 16, 2025 DKK (kr) kr / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2024 DKK (kr) shares	Dec. 31, 2023 USD ($)
Statement Line Items [Line Items]
Par value per share (in dollars per share) | $ / shares	$ 0.25				$ 0.25	$ 0.25			$ 0.25		$ 1
Number of shares outstanding (in shares)									78,640,556	78,640,556
Units issued, shares (in shares)	3,997,361				3,997,361
Class of warrants, exercisable, percentage of ADs	50.00%				50.00%
Units issued, offering price (in dollars per share) | $ / shares	$ 2.71				$ 2.71
Units issued, number of warrants per unit (in shares)	1				1
Units issued, number of ADs per unit (in shares)	2				2
Class of warrant, term (Year)					5 years
Proceeds from issuing shares | $	$ 10.8				$ 10.8	$ 17,828,000	$ 14,182,000
Issue of equity | $	$ 49,967,012.5					17,828,000	14,182,000
Equity | $						6,226,000	1,253,000		$ 78,640,556				$ (1,652,000)		$ (4,729,000)
Issued capital [member]
Statement Line Items [Line Items]
Number of shares issued (in shares)	199,868,050				199,868,050
Issue of equity | $						1,307,000	2,345,000
Equity | $	$ 78,332,151.5				$ 78,332,151.5	$ 11,823,000	$ 8,244,000						$ 10,516,000		$ 5,899,000
Ordinary shares [member]
Statement Line Items [Line Items]
Increase (decrease) in par value per share (in dollars per share) | $ / shares									$ 0.75
Par value per share (in dollars per share) | (per share)									$ 0.25			kr 1
Capital reserve | kr										kr 19,660		kr 78,640
Ordinary shares [member] | JonesTrading sales agreement [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share) | $ / shares		$ 0.25
Number of shares outstanding (in shares)		0
Increase (decrease) in number of ordinary shares issued (in shares)		34,820,000	34,820,000
Entity Listing, Depository Receipt Ratio		50
Shares issued, price per share (in dollars per share) | $ / shares		$ 7.17
Issue of equity | $		$ 5,000,000
Equity | $		$ 34,820,000
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares)						315,828,608		315,828,608					70,130,556	70,130,556
Issue of equity | kr			kr 8,705	kr (58,980)
Equity | kr								kr 78,957						kr 70,131